Derivative financial instruments - Forward Contracts, Fuel Oil, Gas Oil, Diesel Narrative (Details) l in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) l	Dec. 31, 2017 USD ($)	Mar. 12, 2019 $ / l l
Disclosure of detailed information about financial instruments [line items]
Unrealized (loss) gain on derivative instruments (Note 14) | $	$ (4,757)	$ 9,684
Fuel derivative contracts
Disclosure of detailed information about financial instruments [line items]
Unrealized (loss) gain on derivative instruments (Note 14) | $	(9,000)	$ 5,000
Forward contracts | Fuel derivative contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value | $	$ (2,000)
Forward contracts | Not Designated As Hedging Instrument | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts	25,201
Forward contracts | Not Designated As Hedging Instrument | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts	10,828
Forward contracts | Not Designated As Hedging Instrument | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts	3,009
Entering into significant commitments or contingent liabilities | Forward contracts | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Average price per litre (in usd per litre) | $ / l			0.28
Entering into significant commitments or contingent liabilities | Forward contracts | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Average price per litre (in usd per litre) | $ / l			0.49
Entering into significant commitments or contingent liabilities | Forward contracts | Not Designated As Hedging Instrument | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts			19,202
Entering into significant commitments or contingent liabilities | Forward contracts | Not Designated As Hedging Instrument | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts			24,852